                                                                     May 4, 2001



VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Separate Account VA-K Of First Allmerica Financial Life Insurance Company ("Registrant")
     Form N-4 (File Nos. 333-90545 And 811-8114)
     Post-Effective Amendment No. 1 Under The Securities Act Of 1933 And Amendment No. 41 Under The Investment Company Act Of 1940, As Amended


Dear Sirs or Madams:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at
(508) 855-4194.

                                          Very truly yours,

                                          /s/ Sheila B. St. Hilaire

                                          Sheila B. St. Hilaire
                                          Assistant Vice President and Counsel